Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases
41	Leases

The Group as a lessee

(a)	Right-of-use assets

The carrying amounts of the Group’s right-of-use assets and the movements during the year are as follows:

	Right-of-use assets
		Electric	Trans-
		utility plant	portation	Land use
	Buildings	in service	facilities	rights*	Others	Total

As at 1 January 2020	143,314	3,800,493	206,421	12,553,477	464,367	17,168,072
Additions	255,030	1,453,919	—	621,787	69,903	2,400,639
Business Combination (Note 39)	—	—	—	122,872	—	122,872
Depreciation charge	(97,483)	(228,539)	(7,021)	(431,476)	(48,705)	(813,224)
Disposals/write-off	—	(7,589)	—	(4,241)	—	(11,830)
Early termination	(8,570)	(497,815)	—	—	(216)	(506,601)
Reclassification	—	(26,698)	—	28,606	(1,908)	—
Currency translation differences	(1,396)	(3,302)	(18,683)	(44,473)	—	(67,854)

As at 31 December 2020	290,895	4,490,469	180,717	12,846,552	483,441	18,292,074

	Right-of-use assets
		Electric utility	Trans-
		plant in	portation	Land use
	Buildings	service	facilities	rights*	Others	Total

As at 1 January 2019	320,591	1,387,258	826	11,810,054	339,501	13,858,230
Additions	109,321	2,643,363	—	1,270,033	477,353	4,500,070
Depreciation charge	(21,983)	(233,218)	(16,967)	(496,464)	(12,986)	(781,618)
Disposals/write-off	—	—	—	(431,813)	—	(431,813)
Reclassification	(265,167)	—	229,292	375,376	(339,501)	—
Currency translation differences	552	3,090	(6,730)	26,291	—	23,203
As at 31 December 2019	143,314	3,800,493	206,421	12,553,477	464,367	17,168,072

* Land use rights without ownership certificates

As at 31 December 2020, the Group were in the process of applying for the ownership certificates for certain land use rights with an aggregate net book value of RMB161 million (2019: RMB350 million). Management is of the opinion that the Group is entitled to the lawful and valid occupation and use of the abovementioned land. There have been no litigations, claims or assessments against the Group for compensation with respect to the use of these land use rights as at the date of approval of these financial statements.

41Leases (continued)

The Group as a lessee (continued)

(b)	Lease liabilities

The carrying amount of lease liabilities and the movements during the year are as follows:

	As at 31
	December
	2020	2019

Carrying amount at 1 January	4,712,670	2,216,792
New leases	2,201,755	2,835,993
Business Combination (Note 39)	91,595	—
Accretion of interest recognized during the year	275,810	171,573
Currency translation differences	(66,099)	(23,673)
Payments	(1,385,143)	(488,015)
Early termination	(348,242)	—

Carrying amount at 31 December	5,482,346	4,712,670
Analyzed into:
Current portion	1,676,711	432,745
Non-current portion	3,805,635	4,279,925

The maturity analysis of lease liabilities is as follows:

	As at 31 December
	2020	2019

Within 1 year	1,676,711	432,745
After 1 year but within 2 years	464,403	1,323,826
After 2 years but within 3 years	269,060	332,986
After 3 years	3,072,172	2,623,113

Total	5,482,346	4,712,670

41Leases (continued)

The Group as a lessee (continued)

(c)	The amounts recognized in profit or loss in relation to leases are as follows:

	As at 31
	December
	2020	2019

Interest on lease liabilities	202,264	171,573
Depreciation charge of right-of-use assets	785,518	734,827
Expense relating to short-term leases	103,817	231,651
Expense relating to leases of low-value assets	2,214	2,488

Total amount recognized in profit	1,093,813	1,140,539

(d)	Extension and termination options

The Group has several lease contracts that include extension and termination options. These options are negotiated by management to provide flexibility in managing the leased-asset portfolio and they are aligned with the Group’s business needs. As of 31 December 2020, there were neither any extension options that the Group does not expect to exercise nor any significant termination options that the Group expects to exercise.

(e)	Variable lease payments

The Group does not have variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.

(f)	The total cash outflow for leases is disclosed in note 34 to these financial statements.

The Group as a lessor

(a)	Finance lease

The Group’s finance lease is mainly relating to Ruyi Pakistan Energy, SinoSing Power and Shandong Maintenance Company.

Ruyi Pakistan Energy entered into the power purchase agreement with CPPA-G to sell all of the electricity produced with a regulated tariff mechanism approved by the Pakistan National Electric Power Regulatory Authority. In accordance with the power purchase agreement and tariff mechanism, almost all the risks and rewards in relation to the power assets were in substance transferred to CPPA-G and therefore the assets were accounted for as a finance lease to CPPA-G.

SinoSing Power’s subsidiary Tuas Group entered into two build-to-suit agreements with third parties which involve sale and leaseback arrangements and the provision of operation maintenance services.

41	Leases (continued)

The Group as a lessor (continued)

(a)	Finance lease (continued)

Shandong Maintenance Company entered into the Energy Management Contract with Huangtai #8 Power Plant to provide energy saving equipment construction service. Pursuant to the agreement, all the risk and rewards in relation to the energy saving equipment were in substance transferred to Huangtai#8 Power Plant as the benefit could be reliably estimated during the contract period.

Total finance lease income recognized by the Group for the year ended 31 December 2020 was RMB1,544 million (2019: RMB1,711 million).

As at 31 December 2020, the maturity analysis of the Group’s finance lease receivables is as follows:

	As at 31 December
	2020	2019

Within 1 year	1,924,763	2,172,707
After 1 year but within 2 years	1,925,641	2,156,047
After 2 years but within 3 years	1,928,125	2,146,481
After 3 years but within 4 years	1,939,174	2,132,394
After 4 years but within 5 years	1,969,470	2,163,914
After 5 years	17,921,037	21,184,829

Total undiscounted finance lease payments	27,608,210	31,956,372
Unearned finance income	(17,694,886)	(20,949,750)
Allowance for ECL	(2,925)	(3,086)

Total finance lease receivables as at 31 December	9,910,399	11,003,536

(b)	Operating lease

The Group leases certain property, plant and equipment under operating lease arrangements. Rental income recognized by the Group for the year ended 31 December 2020 was RMB86 million (2019: RMB140 million).

41	Leases (continued)

The Group as a lessor (continued)

(b)	Operating lease (continued)

As at 31 December 2019 and 2020, the undiscounted lease payments receivable by the Group in future periods under non-cancellable operating leases with its tenants are as follows:

	As at 31 December
	2020	2019

Within 1 year	11,652	28,143
After 1 year but within 2 years	3,701	27,867
After 2 years but within 3 years	2,161	27,695
After 3 years but within 4 years	1,021	27,617
After 4 years but within 5 years	525	27,645
After 5 years	3,020	16,974

Total	22,080	155,941